Janus Henderson VIT Flexible Bond Portfolio

Schedule of Investments (unaudited)

March 31, 2023

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities– 20.5%
208 Park Avenue Mortgage Trust 2017-280P,
ICE LIBOR USD 1 Month + 0.8800%, 5.5990%, 9/15/34 (144A)‡	$629,029	$610,610
ACC Auto Trust 2021-A A, 1.0800%, 4/15/27 (144A)	83,402	82,747
ACC Auto Trust 2022-A A, 4.5800%, 7/15/26 (144A)	332,230	326,670
Affirm Asset Securitization Trust 2020-Z2 A, 1.9000%, 1/15/25 (144A)	53,772	52,832
Affirm Asset Securitization Trust 2021-B A, 1.0300%, 8/17/26 (144A)	801,000	774,272
Aimco 2020-11A AR,
ICE LIBOR USD 3 Month + 1.1300%, 5.9224%, 10/17/34 (144A)‡	330,000	321,330
Angel Oak Mortgage Trust I LLC 2019-5, 2.5930%, 10/25/49 (144A)‡	81,382	77,994
Angel Oak Mortgage Trust I LLC 2019-6,
ICE LIBOR USD 12 Month + 0.9500%, 2.6200%, 11/25/59 (144A)‡	70,885	66,607
Angel Oak Mortgage Trust I LLC 2020-2,
ICE LIBOR USD 12 Month + 2.2000%, 2.5310%, 1/26/65 (144A)‡	205,512	185,930
Angel Oak Mortgage Trust I LLC 2020-3,
ICE LIBOR USD 12 Month + 1.0000%, 2.4100%, 4/25/65 (144A)‡	174,106	159,688
Aqua Finance Trust 2021-A A, 1.5400%, 7/17/46 (144A)	344,126	310,538
ARES CLO Ltd 2021-60A A,
ICE LIBOR USD 3 Month + 1.1200%, 5.9147%, 7/18/34 (144A)‡	278,000	270,388
Arivo Acceptance Auto Loan Receivables 2022-1A A, 3.9300%, 5/15/28 (144A)	318,811	311,752
Atalaya Equipment Leasing Fund I LP 2021-1A A2, 1.2300%, 5/15/26 (144A)	387,150	378,370
Babson CLO Ltd 2018-3A A1,
ICE LIBOR USD 3 Month + 0.9500%, 5.7577%, 7/20/29 (144A)‡	445,125	442,386
Babson CLO Ltd 2019-3A A1R,
ICE LIBOR USD 3 Month + 1.0700%, 5.8777%, 4/20/31 (144A)‡	1,208,000	1,192,047
Babson CLO Ltd 2020-4A A,
ICE LIBOR USD 3 Month + 1.2200%, 6.0277%, 1/20/32 (144A)‡	385,415	380,097
Bank 2018-BN12 A4, 4.2550%, 5/15/61‡	260,123	248,361
Barclays Commercial Mortgage Securities LLC 2015-SRCH,
4.1970%, 8/10/35 (144A)	1,447,000	1,321,455
Barclays Commercial Mortgage Securities LLC 2017-DELC,
ICE LIBOR USD 1 Month + 0.9750%, 5.6594%, 8/15/36 (144A)‡	443,000	438,805
BPR Trust 2022-OANA A,
CME Term SOFR 1 Month + 1.8980%, 6.7251%, 4/15/37 (144A)‡	2,104,000	2,021,708
BX Commercial Mortgage Trust 2019-OC11, 3.6050%, 12/9/41 (144A)	309,000	258,809
BX Commercial Mortgage Trust 2019-OC11, 3.8560%, 12/9/41 (144A)	614,000	509,265
BX Commercial Mortgage Trust 2019-XL,
CME Term SOFR 1 Month + 1.0345%, 5.8616%, 10/15/36 (144A)‡	1,484,244	1,467,300
BX Commercial Mortgage Trust 2019-XL,
CME Term SOFR 1 Month + 1.1945%, 6.0216%, 10/15/36 (144A)‡	444,550	436,344
BX Commercial Mortgage Trust 2020-VKNG A,
CME Term SOFR 1 Month + 1.0445%, 5.8716%, 10/15/37 (144A)‡	188,443	183,864
BX Commercial Mortgage Trust 2021-LBA AJV,
CME Term SOFR 1 Month + 0.9145%, 5.7425%, 2/15/36 (144A)‡	848,000	808,910
BX Commercial Mortgage Trust 2021-LBA AV,
CME Term SOFR 1 Month + 0.9145%, 5.7425%, 2/15/36 (144A)‡	964,000	918,678
BX Commercial Mortgage Trust 2021-VINO A,
ICE LIBOR USD 1 Month + 0.6523%, 5.3363%, 5/15/38 (144A)‡	268,000	257,266
BX Commercial Mortgage Trust 2021-VOLT B,
ICE LIBOR USD 1 Month + 0.9500%, 5.6344%, 9/15/36 (144A)‡	1,043,000	989,557
BX Commercial Mortgage Trust 2021-VOLT D,
ICE LIBOR USD 1 Month + 1.6500%, 6.3344%, 9/15/36 (144A)‡	1,096,000	1,029,335
BX Commercial Mortgage Trust 2022-FOX2 A2,
CME Term SOFR 1 Month + 0.7492%, 5.5763%, 4/15/39 (144A)‡	1,197,714	1,126,083
Carvana Auto Receivables Trust 2021-P4 A2, 0.8200%, 4/10/25	205,154	203,470
CBAM CLO Management 2019-11RA A1,
ICE LIBOR USD 3 Month + 1.1800%, 5.4226%, 1/20/35 (144A)‡	1,312,000	1,276,908
CBAM CLO Management 2019-11RA B,
ICE LIBOR USD 3 Month + 1.7500%, 5.9926%, 1/20/35 (144A)‡	500,944	472,470
Cedar Funding Ltd 2019-11A A1R,
ICE LIBOR USD 3 Month + 1.0500%, 5.7839%, 5/29/32 (144A)‡	777,000	763,982
CF Hippolyta Issuer LLC 2021-1A A1, 1.5300%, 3/15/61 (144A)	1,136,669	1,002,353
CF Hippolyta Issuer LLC 2021-1A B1, 1.9800%, 3/15/61 (144A)	417,031	341,044
CF Hippolyta Issuer LLC 2022-1A A1, 5.9700%, 8/15/62 (144A)	1,236,346	1,203,727
CF Hippolyta Issuer LLC 2022-1A A2, 6.1100%, 8/15/62 (144A)	3,006,056	2,875,704
Chase Auto Credit Linked Notes 2021-2 B, 0.8890%, 12/26/28 (144A)	386,653	373,328
Chase Mortgage Finance Corp 2021-CL1 M1,
US 30 Day Average SOFR + 1.2000%, 5.7598%, 2/25/50 (144A)‡	528,173	476,638
CIFC Funding Ltd 2021-4A A,
ICE LIBOR USD 3 Month + 1.0500%, 5.8424%, 7/15/33 (144A)‡	1,057,088	1,032,953

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities– (continued)
CIFC Funding Ltd 2021-7A B,
ICE LIBOR USD 3 Month + 1.6000%, 6.4153%, 1/23/35 (144A)‡	$383,807	$369,202
CIM Trust 2021-NR1 A1, 2.5690%, 7/25/55 (144A)Ç	554,548	527,708
Cold Storage Trust 2020-ICE5 A,
ICE LIBOR USD 1 Month + 0.9000%, 5.5844%, 11/15/37 (144A)‡	1,740,876	1,693,783
Cold Storage Trust 2020-ICE5 B,
ICE LIBOR USD 1 Month + 1.3000%, 5.9844%, 11/15/37 (144A)‡	774,597	750,192
Cold Storage Trust 2020-ICE5 C,
ICE LIBOR USD 1 Month + 1.6500%, 6.3344%, 11/15/37 (144A)‡	777,546	749,944
COLT Funding LLC 2020-2,
ICE LIBOR USD 12 Month + 1.5000%, 1.8530%, 3/25/65 (144A)‡	14,011	13,693
COLT Funding LLC 2020-3,
ICE LIBOR USD 12 Month + 1.2000%, 1.5060%, 4/27/65 (144A)‡	60,835	56,310
Connecticut Avenue Securities Trust 2014-C04,
ICE LIBOR USD 1 Month + 4.9000%, 9.7453%, 11/25/24‡	37,695	39,270
Connecticut Avenue Securities Trust 2015-C02 1M2,
ICE LIBOR USD 1 Month + 4.0000%, 8.8453%, 5/25/25‡	100,253	103,131
Connecticut Avenue Securities Trust 2018-R07,
ICE LIBOR USD 1 Month + 2.4000%, 7.2453%, 4/25/31 (144A)‡	29,910	29,917
Connecticut Avenue Securities Trust 2019-R02,
ICE LIBOR USD 1 Month + 2.3000%, 7.1453%, 8/25/31 (144A)‡	10,841	10,841
Connecticut Avenue Securities Trust 2019-R03,
ICE LIBOR USD 1 Month + 2.1500%, 6.9953%, 9/25/31 (144A)‡	46,088	46,069
Connecticut Avenue Securities Trust 2019-R07,
ICE LIBOR USD 1 Month + 2.1000%, 6.9453%, 10/25/39 (144A)‡	18,289	18,294
Connecticut Avenue Securities Trust 2021-R02 2M2,
US 30 Day Average SOFR + 2.0000%, 6.5598%, 11/25/41 (144A)‡	1,922,000	1,782,725
Connecticut Avenue Securities Trust 2021-R03 1M1,
US 30 Day Average SOFR + 0.8500%, 5.4098%, 12/25/41 (144A)‡	524,476	516,354
Connecticut Avenue Securities Trust 2021-R03 1M2,
US 30 Day Average SOFR + 1.6500%, 6.2098%, 12/25/41 (144A)‡	711,000	673,059
Connecticut Avenue Securities Trust 2022-R01 1B1,
US 30 Day Average SOFR + 3.1500%, 7.7098%, 12/25/41 (144A)‡	2,186,000	2,023,971
Connecticut Avenue Securities Trust 2022-R02 2M2,
US 30 Day Average SOFR + 3.0000%, 7.5598%, 1/25/42 (144A)‡	804,000	761,853
Connecticut Avenue Securities Trust 2022-R03 1M1,
US 30 Day Average SOFR + 2.1000%, 6.6598%, 3/25/42 (144A)‡	1,360,103	1,356,845
Connecticut Avenue Securities Trust 2022-R04 1M1,
US 30 Day Average SOFR + 2.0000%, 6.5598%, 3/25/42 (144A)‡	600,257	598,764
Connecticut Avenue Securities Trust 2022-R06 1M1,
US 30 Day Average SOFR + 2.7500%, 7.3098%, 5/25/42 (144A)‡	405,040	410,049
Connecticut Avenue Securities Trust 2022-R08 1M1,
US 30 Day Average SOFR + 2.5500%, 7.1098%, 7/25/42 (144A)‡	327,376	329,419
Connecticut Avenue Securities Trust 2023-R01 1M1,
US 30 Day Average SOFR + 2.4000%, 6.9682%, 12/25/42 (144A)‡	578,440	577,584
Consumer Loan Underlying Bond Credit Trust 2019-P2 C,
4.4100%, 10/15/26 (144A)	157,108	156,659
CP EF Asset Securitization I LLC 2002-1A A, 5.9600%, 4/15/30 (144A)	477,561	472,381
Credit Suisse Commercial Mortgage Trust 2019-ICE4,
ICE LIBOR USD 1 Month + 0.9800%, 5.6640%, 5/15/36 (144A)‡	1,682,813	1,664,764
Credit Suisse Commercial Mortgage Trust 2019-ICE4 C,
ICE LIBOR USD 1 Month + 1.4300%, 6.1140%, 5/15/36 (144A)‡	828,938	813,482
Credit Suisse Commercial Mortgage Trust 2021-WEHO A,
ICE LIBOR USD 1 Month + 3.9693%, 8.6543%, 4/15/23 (144A)‡	826,467	806,792
Diamond Infrastructure Funding LLC 2021-1A A, 1.7600%, 4/15/49 (144A)	1,183,000	1,012,433
Dryden Senior Loan Fund 2020-83A A,
ICE LIBOR USD 3 Month + 1.2200%, 6.0147%, 1/18/32 (144A)‡	374,404	369,243
Elmwood CLO VIII Ltd 2019-2A AR,
ICE LIBOR USD 3 Month + 1.1500%, 5.9577%, 4/20/34 (144A)‡	419,000	409,552
Exeter Automobile Receivables Trust 2019-1, 5.2000%, 1/15/26 (144A)	545,000	541,457
Exeter Automobile Receivables Trust 2021-1A D, 1.0800%, 11/16/26	580,000	546,304
Fannie Mae Connecticut Avenue Securities,
ICE LIBOR USD 1 Month + 5.0000%, 9.8453%, 7/25/25‡	187,829	195,349
Fannie Mae REMICS, 3.0000%, 5/25/48	918,439	848,859
Fannie Mae REMICS, 3.0000%, 11/25/49	914,321	833,505
Flagstar Mortgage Trust 2021-13IN A2, 3.0000%, 12/30/51 (144A)‡	3,424,740	2,884,913
Freddie Mac Structured Agency Credit Risk Debt Notes 2019-DNA4 M2,
ICE LIBOR USD 1 Month + 1.9500%, 6.7953%, 10/25/49 (144A)‡	14,828	14,791
Freddie Mac Structured Agency Credit Risk Debt Notes 2020-DNA6 M2,
US 30 Day Average SOFR + 2.0000%, 6.5598%, 12/25/50 (144A)‡	757,137	757,133
Freddie Mac Structured Agency Credit Risk Debt Notes 2020-HQA5 M2,
US 30 Day Average SOFR + 2.6000%, 7.1598%, 11/25/50 (144A)‡	840,414	840,653
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA2 M2,
US 30 Day Average SOFR + 2.3000%, 6.8598%, 8/25/33 (144A)‡	442,000	434,793

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities– (continued)
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-HQA1 M2,
US 30 Day Average SOFR + 2.2500%, 6.8098%, 8/25/33 (144A)‡	$476,000	$458,074
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-DNA5 M1A,
US 30 Day Average SOFR + 2.9500%, 7.5098%, 6/25/42 (144A)‡	841,264	852,254
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-DNA6 M1A,
US 30 Day Average SOFR + 2.1500%, 6.7098%, 9/25/42 (144A)‡	185,608	185,639
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-HQA1 M1A,
US 30 Day Average SOFR + 2.1000%, 6.6598%, 3/25/42 (144A)‡	637,428	636,659
FREED ABS Trust 2019-2 C, 4.8600%, 11/18/26 (144A)	73,838	73,782
FREED ABS Trust 2022-3FP A, 4.5000%, 8/20/29 (144A)	184,371	184,074
GCAT 2022-INV1 A1, 3.0000%, 12/25/51 (144A)‡	2,710,508	2,280,113
Great Wolf Trust,
CME Term SOFR 1 Month + 1.1485%, 5.9755%, 12/15/36 (144A)‡	293,000	286,363
Great Wolf Trust,
CME Term SOFR 1 Month + 1.4485%, 6.2755%, 12/15/36 (144A)‡	328,000	319,216
Great Wolf Trust,
CME Term SOFR 1 Month + 1.7475%, 6.5745%, 12/15/36 (144A)‡	365,000	354,394
GS Mortgage Securities Trust 2018-GS10, 4.1550%, 7/10/51‡	371,605	352,537
GS Mortgage Securities Trust 2018-GS9, 3.9920%, 3/10/51‡	618,450	582,370
Highbridge Loan Management Ltd 2021-16A B,
ICE LIBOR USD 3 Month + 1.7000%, 6.5153%, 1/23/35 (144A)‡	380,629	363,901
JP Morgan Chase Commercial Mortgage Sec Trust 2020-ACE A,
3.2865%, 1/10/37 (144A)	1,213,000	1,128,970
JP Morgan Chase Commercial Mortgage Sec Trust 2020-ACE B,
3.6401%, 1/10/37 (144A)	830,000	758,404
LAD Auto Receivables Trust 2021-1A A, 1.3000%, 8/17/26 (144A)	321,058	311,221
LAD Auto Receivables Trust 2022-1A A, 5.2100%, 6/15/27 (144A)	846,516	841,804
LCM LP 24A AR, ICE LIBOR USD 3 Month + 0.9800%, 5.7877%, 3/20/30 (144A)‡	365,918	360,764
Lendbuzz Securitization Trust 2021-1A A, 4.2200%, 5/17/27 (144A)‡	825,732	798,697
Lendbuzz Securitization Trust 2023-1A A2, 6.9200%, 8/15/28 (144A)	522,000	522,081
Life Financial Services Trust 2021-BMR A,
CME Term SOFR 1 Month + 0.8145%, 5.6415%, 3/15/38 (144A)‡	1,851,916	1,794,812
Life Financial Services Trust 2021-BMR C,
CME Term SOFR 1 Month + 1.2145%, 6.0415%, 3/15/38 (144A)‡	1,034,085	980,385
Life Financial Services Trust 2022-BMR2 A1,
CME Term SOFR 1 Month + 1.2952%, 6.1223%, 5/15/39 (144A)‡	1,237,000	1,204,816
Madison Park Funding Ltd 2019-35A A1R,
ICE LIBOR USD 3 Month + 0.9900%, 5.7977%, 4/20/32 (144A)‡	1,050,000	1,033,306
MED Trust 2021-MDLN E,
ICE LIBOR USD 1 Month + 3.1500%, 7.8350%, 11/15/38 (144A)‡	1,494,560	1,389,236
Mello Mortgage Capital Acceptance Trust 2021-INV2 A11,
US 30 Day Average SOFR + 0.9500%, 5.0000%, 8/25/51 (144A)‡	723,534	656,478
Mello Mortgage Capital Acceptance Trust 2021-INV3 A11,
US 30 Day Average SOFR + 0.9500%, 5.0000%, 10/25/51 (144A)‡	935,177	848,515
Mello Mortgage Capital Acceptance Trust 2021-INV4 A3,
2.5000%, 12/25/51 (144A)‡	844,227	678,580
Mello Mortgage Capital Acceptance Trust 2022-INV1 A2,
3.0000%, 3/25/52 (144A)‡	1,868,343	1,582,574
Mercury Financial Credit Card Master Trust 2023-1A A,
8.0400%, 9/20/27 (144A)	890,000	893,846
MHC Commercial Mortgage Trust 2021-MHC A,
ICE LIBOR USD 1 Month + 0.8010%, 5.4850%, 4/15/38 (144A)‡	1,691,503	1,634,017
MHC Commercial Mortgage Trust 2021-MHC C,
ICE LIBOR USD 1 Month + 1.3510%, 6.0350%, 4/15/38 (144A)‡	954,704	907,688
Morgan Stanley Capital I Trust 2016-UB11, 2.7820%, 8/15/49	594,000	543,973
Morgan Stanley Capital I Trust 2015-UBS8, 3.8090%, 12/15/48	447,000	425,980
Morgan Stanley Capital I Trust 2018-H3, 4.1770%, 7/15/51	590,372	558,721
Morgan Stanley Capital I Trust 2018-H4, 4.3100%, 12/15/51	883,008	843,264
New Residential Mortgage Loan Trust 2018-2,
ICE LIBOR USD 6 Month + 0.6800%, 4.5000%, 2/25/58 (144A)‡	204,503	196,158
NRZ Excess Spread Collateralized Notes 2020-PLS1 A,
3.8440%, 12/25/25 (144A)	195,659	182,537
NRZ Excess Spread Collateralized Notes 2021-FHT1 A, 3.1040%, 7/25/26 (144A)	656,835	594,809
Oak Street Investment Grade Net Lease Fund 2020-1A A1,
1.8500%, 11/20/50 (144A)	740,587	664,921
Oasis Securitization 2022-1A A, 4.7500%, 5/15/34 (144A)	300,935	296,386
Oceanview Mortgage Trust 2021-4 A11,
US 30 Day Average SOFR + 0.8500%, 5.0000%, 10/25/51 (144A)‡	1,027,013	932,708
Oceanview Mortgage Trust 2021-5 AF,
US 30 Day Average SOFR + 0.8500%, 5.0000%, 11/25/51 (144A)‡	1,055,354	950,940
Oceanview Mortgage Trust 2022-1 A1, 3.0000%, 12/25/51 (144A)‡	1,095,658	924,939
Oceanview Mortgage Trust 2022-2 A1, 3.0000%, 12/25/51 (144A)‡	2,139,238	1,806,414
Onslow Bay Financial LLC 2021-INV3 A3, 2.5000%, 10/25/51 (144A)‡	999,055	810,013
Onslow Bay Financial LLC 2022-INV1 A1, 3.0000%, 12/25/51 (144A)‡	2,157,615	1,819,381
Onslow Bay Financial LLC 2022-INV1 A18, 3.0000%, 12/25/51 (144A)‡	915,240	747,289

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities– (continued)
Pagaya AI Debt Selection Trust 2021-1 A, 1.1800%, 11/15/27 (144A)	$366,940	$363,417
Pagaya AI Debt Selection Trust 2022-1 A, 2.0300%, 10/15/29 (144A)	441,584	427,127
Preston Ridge Partners Mortgage Trust 2020-4 A1, 2.9510%, 10/25/25 (144A)Ç	493,815	478,834
Preston Ridge Partners Mortgage Trust 2021-10 A1, 2.4870%, 10/25/26 (144A)Ç	1,050,776	968,675
Preston Ridge Partners Mortgage Trust 2021-9 A1, 2.3630%, 10/25/26 (144A)Ç	1,946,109	1,813,466
Preston Ridge Partners Mortgage Trust 2021-RPL2 A1,
1.4550%, 10/25/51 (144A)‡	1,137,058	996,407
Preston Ridge Partners Mortgage Trust 2022-2 A1, 5.0000%, 3/25/27 (144A)Ç	1,378,359	1,342,751
Provident Funding Mortgage Trust 2021-INV1 A1, 2.5000%, 8/25/51 (144A)‡	891,229	720,170
Regatta XXIII Funding Ltd 2021-4A B,
ICE LIBOR USD 3 Month + 1.7000%, 6.5077%, 1/20/35 (144A)‡	393,948	378,392
Santander Bank Auto Credit-Linked Notes 2021-1A B, 1.8330%, 12/15/31 (144A)	201,846	194,169
Santander Bank Auto Credit-Linked Notes 2022-A B, 5.2810%, 5/15/32 (144A)	727,373	708,162
Santander Drive Auto Receivables Trust 2020-3 D, 1.6400%, 11/16/26	1,414,000	1,370,193
Santander Drive Auto Receivables Trust 2021-1 D, 1.1300%, 11/16/26	2,418,000	2,298,406
Sequoia Mortgage Trust 2013-5, 2.5000%, 5/25/43 (144A)‡	99,997	86,441
SMRT 2022-MINI A, CME Term SOFR 1 Month + 1.0000%, 5.8280%, 1/15/39 (144A)‡	696,000	671,198
Sound Point CLO Ltd 2019-1A AR,
ICE LIBOR USD 3 Month + 1.0800%, 5.8877%, 1/20/32 (144A)‡	1,208,000	1,183,710
Spruce Hill Mortgage Loan Trust 2020-SH1 A1,
ICE LIBOR USD 12 Month + 0.9500%, 2.5210%, 1/28/50 (144A)‡	6,887	6,794
Spruce Hill Mortgage Loan Trust 2020-SH1 A2,
ICE LIBOR USD 12 Month + 1.0500%, 2.6240%, 1/28/50 (144A)‡	30,718	30,261
SREIT Trust 2021-MFP A,
ICE LIBOR USD 1 Month + 0.7308%, 5.4152%, 11/15/38 (144A)‡	151,000	144,620
Tesla Auto Lease Trust 2021-B A3, 0.6000%, 9/22/25 (144A)	561,000	537,693
Tesla Auto Lease Trust 2021-B B, 0.9100%, 9/22/25 (144A)	288,000	271,331
Theorem Funding Trust 2021-1A A, 1.2100%, 12/15/27 (144A)	335,744	331,643
TPI Re-Remic Trust 2022-FRR1 AK33, 0%, 7/25/46 (144A)◊	565,000	553,559
TPI Re-Remic Trust 2022-FRR1 AK34, 0%, 7/25/46 (144A)◊	465,000	455,584
TPI Re-Remic Trust 2022-FRR1 AK35, 0%, 8/25/46 (144A)◊	631,000	614,669
Tricolor Auto Securitization Trust 2022-1A A, 3.3000%, 2/18/25 (144A)	84,252	83,673
UNIFY Auto Receivables Trust 2021-1A A4, 0.9800%, 7/15/26 (144A)	610,000	587,040
United Wholesale Mortgage LLC 2021-INV1 A9,
US 30 Day Average SOFR + 0.9000%, 5.0000%, 8/25/51 (144A)‡	872,724	788,562
United Wholesale Mortgage LLC 2021-INV4 A3, 2.5000%, 12/25/51 (144A)‡	651,924	529,824
Upstart Securitization Trust 2021-4 A, 0.8400%, 9/20/31 (144A)	266,506	260,261
Upstart Securitization Trust 2021-5 A, 1.3100%, 11/20/31 (144A)	197,744	192,546
Upstart Securitization Trust 2022-1 A, 3.1200%, 3/20/32 (144A)	870,556	848,987
Upstart Securitization Trust 2022-2 A, 4.3700%, 5/20/32 (144A)	1,175,414	1,156,306
Vantage Data Centers LLC 2020-1A A2, 1.6450%, 9/15/45 (144A)	982,000	884,529
Vantage Data Centers LLC 2020-2A A2, 1.9920%, 9/15/45 (144A)	634,000	535,041
VASA Trust 2021-VASA A,
ICE LIBOR USD 1 Month + 0.9000%, 5.5840%, 7/15/39 (144A)‡	605,000	575,454
VCAT Asset Securitization LLC 2021-NPL1 A1, 2.2891%, 12/26/50 (144A)	134,294	127,741
VMC Finance LLC 2021-HT1 A,
ICE LIBOR USD 1 Month + 1.6500%, 6.4114%, 1/18/37 (144A)‡	701,122	680,371
Wells Fargo Commercial Mortgage Trust 2021-SAVE A,
ICE LIBOR USD 1 Month + 1.1500%, 5.8340%, 2/15/40 (144A)‡	305,431	285,068
Westgate Resorts 2022-1A A, 1.7880%, 8/20/36 (144A)	334,574	315,762
Westlake Automobile Receivable Trust 2020-1A D, 2.8000%, 6/16/25 (144A)	637,000	628,236
Woodward Capital Management 2021-3 A21,
US 30 Day Average SOFR + 0.8000%, 5.0000%, 7/25/51 (144A)‡	703,462	638,489
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $126,622,263)		118,644,180
Corporate Bonds– 18.7%
Banking – 5.5%
American Express Co, SOFR + 2.2550%, 4.9890%, 5/26/33‡	987,000	973,271
Bank of America Corp, SOFR + 1.9900%, 6.2040%, 11/10/28‡	481,000	502,829
Bank of America Corp, ICE LIBOR USD 3 Month + 3.7050%, 6.2500%‡,µ	1,613,000	1,574,691
Bank of America Corp, ICE LIBOR USD 3 Month + 3.1350%, 5.2000%‡,µ	549,000	532,187
Bank of Montreal,
US Treasury Yield Curve Rate 5 Year + 1.4000%, 3.0880%, 1/10/37‡	3,379,000	2,715,966
BNP Paribas SA, SOFR + 1.2280%, 2.5910%, 1/20/28 (144A)‡	800,000	718,274
BNP Paribas SA,
US Treasury Yield Curve Rate 1 Year + 1.4500%, 5.1250%, 1/13/29 (144A)‡	1,275,000	1,277,612
Citigroup Inc, CME Term SOFR 3 Month + 3.4660%, 5.3500%‡,µ	668,000	644,152
Citigroup Inc, CME Term SOFR 3 Month + 4.1666%, 5.9500%‡,µ	877,000	817,316
Citigroup Inc, CME Term SOFR 3 Month + 3.6846%, 6.3000%‡,µ	152,000	144,400
Commonwealth Bank of Australia, 3.7840%, 3/14/32 (144A)	1,454,000	1,222,638
Cooperatieve Rabobank UA,
US Treasury Yield Curve Rate 1 Year + 1.4000%, 5.5640%, 2/28/29 (144A)‡	1,973,000	1,986,233
Deutsche Bank AG / New York, SOFR + 3.0430%, 3.5470%, 9/18/31‡	272,000	223,087
Deutsche Bank AG / New York, SOFR + 3.6500%, 7.0790%, 2/10/34‡	699,000	648,268

Shares or Principal Amounts		Value
Corporate Bonds– (continued)
Banking– (continued)
JPMorgan Chase & Co, SOFR + 2.5150%, 2.9560%, 5/13/31‡	$1,723,000	$1,489,381
JPMorgan Chase & Co, SOFR + 2.5800%, 5.7170%, 9/14/33‡	642,000	657,638
JPMorgan Chase & Co, CME Term SOFR 3 Month + 3.3800%, 5.0000%‡,µ	548,000	526,135
JPMorgan Chase & Co, CME Term SOFR 3 Month + 3.1250%, 4.6000%‡,µ	579,000	538,470
Mitsubishi UFJ Financial Group Inc,
US Treasury Yield Curve Rate 1 Year + 1.7000%, 4.7880%, 7/18/25‡	852,000	843,622
Mitsubishi UFJ Financial Group Inc,
US Treasury Yield Curve Rate 1 Year + 1.6300%, 5.4410%, 2/22/34‡	715,000	722,469
Morgan Stanley, SOFR + 1.9900%, 2.1880%, 4/28/26‡	1,856,000	1,741,408
Morgan Stanley, SOFR + 1.2950%, 5.0500%, 1/28/27‡	389,000	387,914
Morgan Stanley, SOFR + 0.8790%, 1.5930%, 5/4/27‡	808,000	724,099
Morgan Stanley, SOFR + 1.7300%, 5.1230%, 2/1/29‡	872,000	878,927
Morgan Stanley, SOFR + 1.2900%, 2.9430%, 1/21/33‡	1,031,000	873,424
Morgan Stanley, SOFR + 1.3600%, 2.4840%, 9/16/36‡	2,482,000	1,885,573
Morgan Stanley,
US Treasury Yield Curve Rate 5 Year + 2.4300%, 5.9480%, 1/19/38‡	332,000	330,146
PNC Financial Services Group Inc/The, SOFR + 2.1400%, 6.0370%, 10/28/33‡	826,000	869,102
PNC Financial Services Group Inc/The, SOFR + 1.9330%, 5.0680%, 1/24/34‡,#	879,000	867,144
State Street Corp, SOFR + 1.5670%, 4.8210%, 1/26/34‡	391,000	388,844
Sumitomo Mitsui Financial Group Inc, 5.7100%, 1/13/30	1,562,000	1,612,793
US Bancorp, SOFR + 2.1100%, 4.9670%, 7/22/33‡	1,503,000	1,423,008
Westpac Banking Corp,
US Treasury Yield Curve Rate 5 Year + 1.7500%, 2.6680%, 11/15/35‡	1,504,000	1,171,445
		31,912,466
Brokerage – 0.2%
Pershing Square Holdings Ltd, 3.2500%, 10/1/31 (144A)	1,600,000	1,213,584
Capital Goods – 0.2%
Regal Rexnord Corp, 6.0500%, 4/15/28 (144A)	953,000	953,424
Consumer Cyclical – 0.2%
GLP Capital LP / GLP Financing II Inc, 5.3000%, 1/15/29	100,000	95,415
Lowe's Cos Inc, 5.1500%, 7/1/33	1,371,000	1,384,071
		1,479,486
Consumer Non-Cyclical – 3.3%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC,
6.5000%, 2/15/28 (144A)	868,000	870,170
Amgen Inc, 5.1500%, 3/2/28	1,064,000	1,086,367
Amgen Inc, 5.2500%, 3/2/30	848,000	867,319
Amgen Inc, 5.2500%, 3/2/33	562,000	577,398
CSL Finance Ltd, 3.8500%, 4/27/27 (144A)	341,000	332,336
GE Healthcare Holding LLC, 5.6500%, 11/15/27 (144A)	1,086,000	1,122,511
GE Healthcare Holding LLC, 5.8570%, 3/15/30 (144A)	1,297,000	1,356,914
GE Healthcare Holding LLC, 5.9050%, 11/22/32 (144A)	785,000	835,886
Hasbro Inc, 3.9000%, 11/19/29	3,636,000	3,310,201
Hasbro Inc, 6.3500%, 3/15/40	145,000	146,477
Hasbro Inc, 5.1000%, 5/15/44	326,000	284,627
HCA Inc, 3.6250%, 3/15/32 (144A)	1,591,000	1,402,515
Illumina Inc, 5.7500%, 12/13/27	1,679,000	1,721,085
JBS USA LUX SA / JBS USA Food Co / JBS USA Finance Inc,
5.5000%, 1/15/30 (144A)	1,754,000	1,674,439
JBS USA LUX SA / JBS USA Food Co / JBS USA Finance Inc,
3.6250%, 1/15/32 (144A)	649,000	538,002
Pilgrim's Pride Corp, 3.5000%, 3/1/32	1,362,000	1,108,396
Universal Health Services Inc, 2.6500%, 1/15/32	2,059,000	1,606,351
		18,840,994
Electric – 1.1%
American Electric Power Co Inc, 5.6250%, 3/1/33	1,326,000	1,371,584
CMS Energy Corp,
US Treasury Yield Curve Rate 5 Year + 4.1160%, 4.7500%, 6/1/50‡	1,351,000	1,167,237
Duke Energy Corp, 4.3000%, 3/15/28	899,000	881,433
Exelon Corp, 5.1500%, 3/15/28	634,000	645,041
Exelon Corp, 5.3000%, 3/15/33	1,015,000	1,032,623
Southern California Edison Co, 5.8500%, 11/1/27	1,171,000	1,233,832
		6,331,750
Energy – 1.4%
Enbridge Inc, 5.7000%, 3/8/33	1,426,000	1,483,245
Energy Transfer LP, 5.5500%, 2/15/28	779,000	791,039
Energy Transfer Operating LP, 4.9500%, 6/15/28	172,000	170,808
EQT Corp, 3.1250%, 5/15/26 (144A)	2,447,000	2,263,353
EQT Corp, 5.7000%, 4/1/28	403,000	402,563
Hess Midstream Operations LP, 5.1250%, 6/15/28 (144A)	580,000	550,688
Kinder Morgan Inc, 5.2000%, 6/1/33	1,258,000	1,249,818
Venture Global Calcasieu Pass LLC, 6.2500%, 1/15/30 (144A)	1,278,000	1,287,585
		8,199,099

Shares or Principal Amounts		Value
Corporate Bonds– (continued)
Finance Companies – 0.6%
Ares Capital Corp, 2.8750%, 6/15/27#	$1,106,000	$948,841
Ares Capital Corp, 3.2000%, 11/15/31	1,264,000	963,779
OWL Rock Core Income Corp, 4.7000%, 2/8/27	140,000	126,439
OWL Rock Core Income Corp, 7.7500%, 9/16/27 (144A)	840,000	827,514
Quicken Loans LLC, 3.8750%, 3/1/31 (144A)	783,000	649,217
		3,515,790
Insurance – 1.7%
Athene Global Funding, 2.7170%, 1/7/29 (144A)	1,299,000	1,107,489
Athene Global Funding, 2.6460%, 10/4/31 (144A)	2,486,000	1,974,038
Brown & Brown Inc, 4.2000%, 3/17/32	404,000	363,221
Centene Corp, 4.2500%, 12/15/27	3,107,000	2,993,408
Centene Corp, 2.4500%, 7/15/28	1,180,000	1,026,600
Centene Corp, 3.0000%, 10/15/30	1,023,000	861,449
Elevance Health Inc, 4.7500%, 2/15/33	1,144,000	1,149,745
UnitedHealth Group Inc, 5.2500%, 2/15/28	527,000	547,989
		10,023,939
Real Estate Investment Trusts (REITs) – 0.9%
Agree LP, 2.9000%, 10/1/30	1,220,000	1,036,754
Alexandria Real Estate Equities Inc, 4.7500%, 4/15/35	852,000	798,434
American Tower Trust I, 5.4900%, 3/15/28 (144A)	2,070,000	2,089,362
Sun Communities Operating LP, 2.7000%, 7/15/31	1,501,000	1,214,006
		5,138,556
Technology – 3.4%
Broadcom Inc, 2.6000%, 2/15/33 (144A)	719,000	563,826
Broadcom Inc, 3.4690%, 4/15/34 (144A)	1,163,000	955,151
Broadcom Inc, 3.1370%, 11/15/35 (144A)	1,445,000	1,111,291
Cadence Design Systems Inc, 4.3750%, 10/15/24	3,327,000	3,287,774
CoStar Group Inc, 2.8000%, 7/15/30 (144A)	1,018,000	852,977
Fiserv Inc, 5.4500%, 3/2/28	1,106,000	1,129,628
Leidos Inc, 2.3000%, 2/15/31	249,000	202,046
Leidos Inc, 5.7500%, 3/15/33	850,000	868,735
Marvell Technology Inc, 1.6500%, 4/15/26	956,000	866,664
Marvell Technology Inc, 4.8750%, 6/22/28	1,296,000	1,272,685
Microchip Technology Inc, 2.6700%, 9/1/23	1,585,000	1,562,766
Micron Technology Inc, 6.7500%, 11/1/29	615,000	653,327
Total System Services Inc, 4.8000%, 4/1/26	571,000	559,295
Trimble Inc, 4.7500%, 12/1/24	2,018,000	2,006,121
Trimble Inc, 4.9000%, 6/15/28	838,000	832,841
Trimble Inc, 6.1000%, 3/15/33	2,141,000	2,161,331
TSMC Arizona Corp, 3.8750%, 4/22/27	876,000	860,278
		19,746,736
Transportation – 0.2%
GXO Logistics Inc, 1.6500%, 7/15/26	1,035,000	910,194
Total Corporate Bonds (cost $115,053,904)		108,266,018
Mortgage-Backed Securities– 27.4%
Fannie Mae:
3.0000%, TBA, 30 Year Maturity	4,912,741	4,393,450
5.0000%, TBA, 30 Year Maturity	3,823,070	3,811,261
3.5000%, TBA, 15 Year Maturity	4,103,000	3,968,586
3.0000%, TBA, 15 Year Maturity	4,295,000	4,071,359
2.5000%, TBA, 15 Year Maturity	1,538,300	1,427,007
4.0000%, TBA, 15 Year Maturity	4,029,000	3,966,341
3.5000%, TBA, 30 Year Maturity	26,388	24,446
4.5000%, TBA, 30 Year Maturity	3,653,616	3,578,136
2.5000%, TBA, 30 Year Maturity	1,932,564	1,665,153
		26,905,739
Fannie Mae Pool:
3.0000%, 10/1/34	93,799	89,299
2.5000%, 11/1/34	139,971	130,486
3.0000%, 11/1/34	22,672	21,585
3.0000%, 12/1/34	23,749	22,609
6.0000%, 2/1/37	63,401	67,061
4.5000%, 11/1/42	44,619	44,785
3.0000%, 1/1/43	19,041	17,513
3.0000%, 2/1/43	20,237	18,614
3.0000%, 5/1/43	142,027	130,565
5.0000%, 7/1/44	325,030	332,644
4.5000%, 10/1/44	103,850	105,279
4.5000%, 3/1/45	156,218	158,366
4.5000%, 6/1/45	78,762	79,148
3.5000%, 12/1/45	108,867	102,706
4.5000%, 2/1/46	153,348	153,920
3.5000%, 7/1/46	546,046	517,748

Shares or Principal Amounts		Value
Mortgage-Backed Securities– (continued)
Fannie Mae Pool– (continued)
3.0000%, 2/1/47	$5,319,246	$4,889,964
3.5000%, 3/1/47	95,473	90,070
3.5000%, 7/1/47	84,633	79,843
3.5000%, 8/1/47	149,738	140,697
4.0000%, 10/1/47	231,364	224,776
3.5000%, 1/1/48	114,575	108,232
4.0000%, 1/1/48	867,627	853,345
3.0000%, 2/1/48	90,502	82,900
4.0000%, 3/1/48	255,607	251,398
5.0000%, 5/1/48	79,790	80,699
4.5000%, 6/1/48	237,171	235,797
3.5000%, 7/1/48	2,152,986	2,024,639
4.0000%, 7/1/48	284,246	275,736
4.0000%, 10/1/48	105,787	103,372
4.0000%, 11/1/48	329,846	319,971
4.0000%, 12/1/48	52,803	51,222
3.5000%, 5/1/49	585,045	547,827
4.0000%, 6/1/49	42,042	40,700
4.5000%, 6/1/49	21,207	21,044
3.0000%, 8/1/49	157,339	142,068
4.5000%, 8/1/49	30,543	30,309
3.0000%, 9/1/49	85,310	77,029
3.0000%, 9/1/49	44,810	41,007
4.0000%, 11/1/49	686,683	666,125
4.0000%, 11/1/49	61,579	60,076
3.5000%, 12/1/49	1,761,575	1,655,211
4.5000%, 1/1/50	556,039	552,818
4.5000%, 1/1/50	41,207	40,891
4.0000%, 3/1/50	1,006,351	983,377
4.0000%, 3/1/50	544,631	528,325
4.0000%, 3/1/50	208,855	202,602
2.5000%, 8/1/50	157,695	138,155
4.0000%, 9/1/50	1,151,928	1,115,168
4.0000%, 10/1/50	1,101,358	1,074,480
4.5000%, 10/1/50	684,014	680,051
3.5000%, 2/1/51	617,831	578,528
4.0000%, 3/1/51	2,832,610	2,742,218
4.0000%, 3/1/51	54,725	52,978
4.0000%, 3/1/51	26,813	26,011
4.0000%, 10/1/51	2,457,914	2,379,478
4.0000%, 10/1/51	403,171	390,305
3.0000%, 12/1/51	1,627,189	1,468,879
2.5000%, 1/1/52	949,929	827,176
3.5000%, 1/1/52	416,002	392,150
2.5000%, 2/1/52	4,588,543	3,990,965
3.5000%, 2/1/52	1,087,188	1,024,516
2.5000%, 3/1/52	1,980,493	1,721,548
2.5000%, 3/1/52	1,909,065	1,660,443
2.5000%, 3/1/52	702,996	612,103
2.5000%, 3/1/52	162,863	141,480
2.5000%, 3/1/52	160,310	139,350
2.5000%, 3/1/52	137,994	120,023
2.5000%, 3/1/52	55,384	48,222
3.0000%, 3/1/52	764,664	689,668
3.5000%, 3/1/52	2,604,388	2,447,973
3.5000%, 3/1/52	1,360,796	1,281,724
3.5000%, 3/1/52	998,638	935,197
3.0000%, 4/1/52	643,278	581,744
3.0000%, 4/1/52	546,949	493,141
3.0000%, 4/1/52	153,466	138,333
3.5000%, 4/1/52	559,135	521,534
3.5000%, 4/1/52	380,090	357,262
3.5000%, 4/1/52	314,371	293,051
3.5000%, 4/1/52	186,650	174,098
3.5000%, 4/1/52	113,226	105,561
3.5000%, 4/1/52	91,997	85,758
4.0000%, 4/1/52	413,243	400,440
4.5000%, 4/1/52	82,304	80,653
4.5000%, 4/1/52	63,362	62,092
4.5000%, 4/1/52	36,336	35,607
4.5000%, 4/1/52	32,982	32,321
4.5000%, 4/1/52	28,846	28,267
4.5000%, 4/1/52	18,574	18,187
3.5000%, 5/1/52	455,711	426,478

Shares or Principal Amounts		Value
Mortgage-Backed Securities– (continued)
Fannie Mae Pool– (continued)
3.5000%, 5/1/52	$296,003	$276,051
4.5000%, 5/1/52	100,525	98,509
3.5000%, 6/1/52	1,628,287	1,528,978
3.5000%, 6/1/52	927,202	872,461
4.0000%, 6/1/52	325,785	311,634
4.0000%, 6/1/52	87,312	83,519
3.5000%, 7/1/52	2,078,394	1,944,422
3.5000%, 7/1/52	237,582	223,092
3.5000%, 7/1/52	84,106	79,114
4.0000%, 7/1/52	139,270	133,220
4.5000%, 7/1/52	417,305	409,019
3.5000%, 8/1/52	406,699	380,357
3.5000%, 8/1/52	150,054	140,856
4.5000%, 8/1/52	1,579,627	1,548,260
5.0000%, 9/1/52	768,909	766,555
5.5000%, 9/1/52	2,008,727	2,036,628
5.0000%, 10/1/52	325,716	328,650
5.0000%, 10/1/52	143,209	144,498
5.5000%, 10/1/52	2,781,073	2,850,363
4.5000%, 11/1/52	578,636	574,463
5.0000%, 11/1/52	809,419	816,708
5.5000%, 11/1/52	730,726	748,932
4.5000%, 12/1/52	498,568	491,157
5.0000%, 1/1/53	715,383	717,120
5.0000%, 3/1/53	208,061	207,773
5.0000%, 4/1/53	65,486	65,395
5.0000%, 4/1/53	52,312	52,240
3.5000%, 8/1/56	1,592,121	1,500,657
3.0000%, 2/1/57	1,101,252	998,550
3.0000%, 6/1/57	5,244	4,753
		68,241,648
Freddie Mac Gold Pool:
3.5000%, 1/1/47	64,768	61,485
Freddie Mac Pool:
3.0000%, 5/1/31	840,806	811,272
3.0000%, 9/1/32	163,157	156,252
3.0000%, 10/1/32	50,534	48,395
3.0000%, 1/1/33	104,176	99,767
2.5000%, 12/1/33	977,539	920,747
3.0000%, 10/1/34	221,941	211,296
3.0000%, 10/1/34	102,053	97,158
2.5000%, 11/1/34	143,510	133,782
2.5000%, 11/1/34	108,612	101,250
6.0000%, 4/1/40	95,837	101,482
3.5000%, 7/1/42	5,830	5,529
3.5000%, 8/1/42	6,457	6,124
3.5000%, 8/1/42	5,863	5,560
3.5000%, 2/1/43	184,086	174,668
3.0000%, 3/1/43	192,066	176,570
3.0000%, 6/1/43	9,139	8,216
3.5000%, 2/1/44	315,061	298,943
4.5000%, 5/1/44	70,336	70,681
3.0000%, 1/1/45	301,875	276,949
4.0000%, 2/1/46	260,425	255,797
3.5000%, 7/1/46	181,297	171,360
4.0000%, 3/1/47	64,988	63,574
3.0000%, 4/1/47	190,649	174,089
3.5000%, 2/1/48	98,087	92,463
4.0000%, 4/1/48	241,363	236,478
4.5000%, 7/1/48	43,945	43,690
5.0000%, 9/1/48	11,450	11,580
4.0000%, 11/1/48	29,841	28,948
4.0000%, 12/1/48	350,298	339,812
4.5000%, 6/1/49	22,424	22,252
4.5000%, 7/1/49	199,666	198,136
4.5000%, 7/1/49	34,289	34,026
3.0000%, 8/1/49	57,022	51,488
4.5000%, 8/1/49	171,569	170,255
3.0000%, 12/1/49	135,814	122,634
3.0000%, 12/1/49	70,066	63,266
4.5000%, 1/1/50	115,978	115,089
4.5000%, 1/1/50	33,723	33,464
4.0000%, 3/1/50	351,830	341,298
4.0000%, 6/1/50	565,819	553,765

Shares or Principal Amounts		Value
Mortgage-Backed Securities– (continued)
Freddie Mac Pool– (continued)
2.5000%, 8/1/50	$77,274	$67,723
2.5000%, 8/1/50	27,537	24,125
2.5000%, 9/1/50	143,015	125,250
4.5000%, 9/1/50	1,048,357	1,042,282
4.0000%, 10/1/50	103,484	100,182
2.5000%, 11/1/51	776,277	677,922
2.5000%, 1/1/52	293,122	255,489
2.5000%, 1/1/52	176,180	153,383
2.5000%, 2/1/52	424,499	369,215
3.0000%, 2/1/52	201,468	181,763
3.0000%, 2/1/52	152,776	138,264
2.5000%, 3/1/52	67,495	58,666
3.0000%, 3/1/52	265,598	240,276
4.5000%, 3/1/52	15,624	15,311
3.5000%, 4/1/52	454,455	428,401
3.5000%, 4/1/52	217,658	203,019
3.5000%, 4/1/52	212,375	198,091
3.5000%, 4/1/52	75,190	70,100
3.5000%, 4/1/52	65,760	61,300
3.5000%, 6/1/52	1,699,973	1,601,989
3.5000%, 6/1/52	946,308	885,891
3.5000%, 7/1/52	3,300,186	3,087,437
4.0000%, 7/1/52	312,939	299,342
3.5000%, 8/1/52	615,161	575,505
4.0000%, 8/1/52	355,417	340,123
4.5000%, 8/1/52	3,492,394	3,423,055
4.5000%, 8/1/52	1,480,288	1,454,718
4.5000%, 8/1/52	764,481	749,303
4.0000%, 9/1/52	839,380	803,610
5.5000%, 9/1/52	515,417	525,628
4.5000%, 10/1/52	696,245	691,225
5.0000%, 10/1/52	1,001,139	1,010,154
5.0000%, 10/1/52	648,902	654,746
5.0000%, 10/1/52	19,679	19,856
5.5000%, 11/1/52	2,249,066	2,305,109
5.0000%, 3/1/53	327,623	327,168
5.0000%, 3/1/53	58,681	58,599
		30,052,325
Ginnie Mae:
5.0000%, TBA, 30 Year Maturity	982,425	983,407
4.5000%, TBA, 30 Year Maturity	664,009	654,065
3.5000%, TBA, 30 Year Maturity	8,794,668	8,245,467
3.0000%, TBA, 30 Year Maturity	3,611,000	3,284,710
2.5000%, TBA, 30 Year Maturity	10,801,176	9,505,424
4.0000%, TBA, 30 Year Maturity	2,347,727	2,259,389
		24,932,462
Ginnie Mae I Pool:
4.0000%, 1/15/45	1,015,404	1,000,458
4.5000%, 8/15/46	1,211,931	1,207,047
4.0000%, 8/15/47	39,554	38,564
4.0000%, 11/15/47	40,421	39,409
4.0000%, 12/15/47	115,036	112,156
		2,397,634
Ginnie Mae II Pool:
4.0000%, 8/20/47	123,485	120,600
4.0000%, 8/20/47	27,246	26,609
4.0000%, 8/20/47	15,146	14,792
4.5000%, 2/20/48	157,996	157,764
4.0000%, 5/20/48	195,706	190,795
4.5000%, 5/20/48	179,059	178,796
4.5000%, 5/20/48	51,281	51,206
4.0000%, 6/20/48	290,910	283,611
5.0000%, 8/20/48	255,361	259,320
3.0000%, 7/20/51	1,368,847	1,251,231
3.0000%, 8/20/51	3,730,527	3,408,948
		5,943,672
Total Mortgage-Backed Securities (cost $162,555,682)		158,534,965
United States Treasury Notes/Bonds– 31.5%
4.6250%, 2/28/25	457,000	461,445
4.6250%, 3/15/26	15,075,000	15,418,898
1.2500%, 11/30/26	2,897,300	2,650,350
1.2500%, 12/31/26	3,166,000	2,891,943
3.5000%, 1/31/28	9,697,800	9,647,038

Shares or Principal Amounts		Value
United States Treasury Notes/Bonds– (continued)
4.0000%, 2/29/28	$25,191,800	$25,661,246
3.6250%, 3/31/28	16,791,000	16,818,548
1.1250%, 8/31/28	8,600,600	7,552,066
4.0000%, 2/28/30	318,000	326,397
3.6250%, 3/31/30	9,086,000	9,128,591
3.5000%, 2/15/33	25,561,300	25,601,240
4.0000%, 11/15/42	18,517,000	19,020,431
3.8750%, 2/15/43	23,428,900	23,637,564
4.0000%, 11/15/52	22,115,100	23,469,650
Total United States Treasury Notes/Bonds (cost $181,047,188)		182,285,407
Investment Companies– 9.6%
Money Markets – 9.6%
Janus Henderson Cash Liquidity Fund LLC, 4.7988%ºº,£((cost $55,492,231)	55,487,153	55,498,250
Investments Purchased with Cash Collateral from Securities Lending– 0.3%
Investment Companies – 0.2%
Janus Henderson Cash Collateral Fund LLC, 4.8170%ºº,£	1,157,490	1,157,490
Time Deposits – 0.1%
Royal Bank of Canada, 4.8000%, 4/3/23	$315,803	315,803
Total Investments Purchased with Cash Collateral from Securities Lending (cost $1,473,293)		1,473,293
Total Investments (total cost $642,244,561) – 108.0%		624,702,113
Liabilities, net of Cash, Receivables and Other Assets – (8.0)%		(46,129,240)
Net Assets – 100%		$578,572,873

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$607,670,263	97.3%
Canada	4,199,211	0.7
Japan	3,178,884	0.5
Australia	2,726,419	0.4
France	1,995,886	0.3
Netherlands	1,986,233	0.3
Guernsey	1,213,584	0.2
Germany	871,355	0.2
Taiwan	860,278	0.1

Total	$624,702,113	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/23
Investment Companies - 9.6%
Money Markets - 9.6%
Janus Henderson Cash Liquidity Fund LLC, 4.7988%ºº	$812,529	$923	$(923)	$55,498,250
Investments Purchased with Cash Collateral from Securities Lending - 0.2%
Investment Companies - 0.2%
Janus Henderson Cash Collateral Fund LLC, 4.8170%ºº	30,609∆	-	-	1,157,490
Total Affiliated Investments - 9.8%	$843,138	$923	$(923)	$56,655,740

	Value at 12/31/22	Purchases	Sales Proceeds	Value at 3/31/23
Investment Companies - 9.6%
Money Markets - 9.6%
Janus Henderson Cash Liquidity Fund LLC, 4.7988%ºº	62,116,369	86,269,208	(92,887,327)	55,498,250
Investments Purchased with Cash Collateral from Securities Lending - 0.2%
Investment Companies - 0.2%
Janus Henderson Cash Collateral Fund LLC, 4.8170%ºº	15,117,312	14,780,783	(28,740,605)	1,157,490

Schedule of Futures

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/(Depreciation)
Futures Long:
10 Year US Treasury Note	138	6/30/23	$15,859,219	$334,114
2 Year US Treasury Note	352	7/6/23	72,671,500	753,844
5 Year US Treasury Note	233	7/6/23	25,515,320	477,647
Ultra Long Term US Treasury Bond	37	6/30/23	5,221,625	205,234
Total - Futures Long				1,770,839
Futures Short:
Ultra 10-Year Treasury Note	100	6/30/23	(12,114,063)	(126,135)
Total				$1,644,704

Average Ending Monthly Value of Derivative Instruments During the Period Ended March 31, 2023

Futures contracts:
Average notional amount of contracts - long	$122,793,065
Average notional amount of contracts - short	7,126,410

Notes to Schedule of Investments (unaudited)

ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
SOFR	Secured Overnight Financing Rate
TBA

(To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when specific mortgage pools are assigned.

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended March 31, 2023 is $138,387,511, which represents 23.9% of net assets.

‡

Variable or floating rate security. Rate shown is the current rate as of March 31, 2023. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.

ºº	Rate shown is the 7-day yield as of March 31, 2023.

#	Loaned security; a portion of the security is on loan at March 31, 2023.

µ	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date indicated, if any, represents the next call date.

Ç	Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.

◊	Zero coupon bond.

£

The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of March 31, 2023.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$-	$118,644,180	$-
Corporate Bonds	-	108,266,018	-
Mortgage-Backed Securities	-	158,534,965	-
United States Treasury Notes/Bonds	-	182,285,407	-
Investment Companies	-	55,498,250	-
Investments Purchased with Cash Collateral from Securities Lending	-	1,473,293	-
Total Investments in Securities	$-	$624,702,113	$-
Other Financial Instruments(a):
Futures Contracts	1,770,839	-	-
Total Assets	$1,770,839	$624,702,113	$-
Liabilities
Other Financial Instruments(a):
Futures Contracts	$126,135	$-	$-

(a)

Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options and written swaptions are reported at their market value at measurement date.

Investment Valuation

Portfolio holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Portfolio will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The valuation policies provide for the use of systematic fair valuation models provided by independent pricing services to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE. The value of the securities of other mutual funds held by a Portfolio, if any, will be calculated using the NAV of such mutual funds.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2023 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Portfolio, please refer to the Portfolio’s most recent semiannual or annual shareholder report.

109-25-70304 05-23